American Century Investments®
Quarterly Portfolio Holdings
AC Alternatives® Market Neutral Value Fund
December 31, 2020

AC Alternatives Market Neutral Value - Schedule of Investments
DECEMBER 31, 2020 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 61.4%
Aerospace and Defense — 5.0%
Airbus SE, ADR(1)	7,140	195,065
HEICO Corp., Class A(2)	23,264	2,723,284
		2,918,349
Automobiles — 0.4%
General Motors Co.	5,764	240,013
Banks — 2.4%
Comerica, Inc.(2)	2,831	158,140
JPMorgan Chase & Co.	2,826	359,100
Toronto-Dominion Bank (The)	2,617	147,863
Truist Financial Corp.	5,585	267,689
U.S. Bancorp	6,277	292,445
UMB Financial Corp.	2,756	190,136
		1,415,373
Beverages — 1.0%
Heineken Holding NV(1)	3,688	347,390
PepsiCo, Inc.(2)	1,718	254,779
		602,169
Biotechnology — 0.3%
Alexion Pharmaceuticals, Inc.(1)	1,100	171,864
Building Products — 1.8%
AO Smith Corp.	3,017	165,392
Johnson Controls International plc(2)	12,269	571,613
Masco Corp.	5,528	303,653
		1,040,658
Capital Markets — 1.3%
AllianceBernstein Holding LP	9,025	304,774
Eaton Vance Corp.	4,989	338,903
Northern Trust Corp.(2)	1,247	116,146
		759,823
Chemicals — 0.8%
Akzo Nobel NV	2,100	225,580
Linde plc	802	211,335
		436,915
Commercial Services and Supplies — 0.7%
Republic Services, Inc.(2)	4,249	409,179
Construction Materials — 0.7%
Martin Marietta Materials, Inc.(2)	1,396	396,422
Consumer Finance — 1.0%
American Express Co.	4,804	580,852
Containers and Packaging — 0.9%
Packaging Corp. of America	3,713	512,060
Diversified Telecommunication Services — 0.5%
Verizon Communications, Inc.(2)	4,648	273,070
Electric Utilities — 1.5%
Duke Energy Corp.(2)	3,184	291,527
Pinnacle West Capital Corp.(2)	5,251	419,817
Xcel Energy, Inc.(2)	2,707	180,476
		891,820
Electrical Equipment — 1.8%
ABB Ltd., ADR	3,505	98,000
Emerson Electric Co.(2)	10,395	835,446

nVent Electric plc	4,698	109,416
		1,042,862
Energy Equipment and Services — 0.3%
Schlumberger NV(2)	8,503	185,620
Equity Real Estate Investment Trusts (REITs) — 0.7%
MGM Growth Properties LLC, Class A	6,728	210,586
Welltower, Inc.	2,646	170,985
		381,571
Food and Staples Retailing — 1.6%
Koninklijke Ahold Delhaize NV	2,256	63,710
Sysco Corp.(2)	8,572	636,557
Walmart, Inc.(2)	1,621	233,667
		933,934
Food Products — 1.7%
Conagra Brands, Inc.	7,934	287,687
Danone SA, ADR	4,398	57,614
Kellogg Co.	3,167	197,082
Mondelez International, Inc., Class A	7,789	455,423
		997,806
Gas Utilities — 2.4%
Atmos Energy Corp.	5,459	520,952
ONE Gas, Inc.(2)	5,586	428,837
Spire, Inc.(2)	6,560	420,103
		1,369,892
Health Care Equipment and Supplies — 0.9%
Becton Dickinson and Co.	952	238,209
Medtronic plc	2,406	281,839
		520,048
Health Care Providers and Services — 1.7%
Cigna Corp.	963	200,477
McKesson Corp.(2)	1,465	254,793
Quest Diagnostics, Inc.	2,655	316,396
Universal Health Services, Inc., Class B	1,575	216,563
		988,229
Household Durables — 3.3%
Lennar Corp., B Shares(2)	31,172	1,907,726
Insurance — 3.6%
Chubb Ltd.	5,550	854,256
Globe Life, Inc.	1,989	188,875
Marsh & McLennan Cos., Inc.(2)	4,430	518,310
MetLife, Inc.(2)	11,243	527,859
		2,089,300
IT Services — 1.2%
Automatic Data Processing, Inc.	1,272	224,126
Visa, Inc., Class A(2)	2,056	449,709
		673,835
Machinery — 5.9%
Atlas Copco AB, B Shares(2)	53,574	2,406,924
Deere & Co.(2)	1,963	528,145
PACCAR, Inc.	2,367	204,225
Schindler Holding AG, Bearer Participation Certificate	1,090	294,320
		3,433,614
Media — 4.3%
Fox Corp., Class B(2)	86,157	2,488,214
Oil, Gas and Consumable Fuels — 6.7%
Cimarex Energy Co.	2,375	89,086

ConocoPhillips	12,528	500,995
Enterprise Products Partners LP	9,507	186,242
Royal Dutch Shell plc, Class B ADR	79,947	2,687,019
TOTAL SE, ADR	9,642	404,096
		3,867,438
Paper and Forest Products — 0.5%
Mondi plc	12,348	291,435
Personal Products — 0.9%
Unilever plc, ADR	8,861	534,850
Pharmaceuticals — 1.9%
Johnson & Johnson(2)	2,677	421,306
Merck & Co., Inc.	2,647	216,525
Roche Holding AG, ADR	10,469	458,961
		1,096,792

Road and Rail — 1.3%
Heartland Express, Inc.	6,517	117,958
Norfolk Southern Corp.	1,237	293,923
Union Pacific Corp.	1,539	320,451
		732,332
Semiconductors and Semiconductor Equipment — 1.1%
Applied Materials, Inc.	2,422	209,019
Maxim Integrated Products, Inc.(2)	4,860	430,839
		639,858
Software — 0.7%
Microsoft Corp.(2)	1,699	377,892
Specialty Retail — 0.4%
TJX Cos., Inc. (The)	3,030	206,919
Trading Companies and Distributors — 0.2%
Ferguson plc	919	111,760
TOTAL COMMON STOCKS (Cost $25,625,042)		35,520,494
CONVERTIBLE BONDS — 13.6%
Automobiles — 5.6%
Tesla, Inc., 2.00%, 5/15/24	281,000	3,195,504
Semiconductors and Semiconductor Equipment — 8.0%
Microchip Technology, Inc., 0.125%, 11/15/24	1,613,000	1,785,739
Teradyne, Inc., 1.25%, 12/15/23	754,000	2,852,476
		4,638,215
TOTAL CONVERTIBLE BONDS (Cost $3,379,580)		7,833,719
EXCHANGE-TRADED FUNDS — 7.8%
Consumer Discretionary Select Sector SPDR Fund	7,449	1,197,650
iShares Russell 1000 Value ETF	20,827	2,847,676
iShares U.S. Real Estate ETF	1,823	156,140
SPDR S&P Insurance ETF	9,448	317,264
TOTAL EXCHANGE-TRADED FUNDS (Cost $3,320,383)		4,518,730
CONVERTIBLE PREFERRED STOCKS — 0.3%
Auto Components — 0.3%
Aptiv plc, 5.50%, 6/15/23 (Cost $132,100)	1,321	201,780
TEMPORARY CASH INVESTMENTS — 14.8%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.125% - 3.75%, 11/30/23 - 11/15/43, valued at $3,876,518), in a joint trading account at 0.06%, dated 12/31/20, due 1/4/21 (Delivery value $3,797,470)		3,797,445

Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 0.375%, 12/31/25, valued at $4,841,010), at 0.06%, dated 12/31/20, due 1/4/21 (Delivery value $4,746,032)		4,746,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	3,685	3,685
TOTAL TEMPORARY CASH INVESTMENTS (Cost $8,547,130)		8,547,130
TOTAL INVESTMENT SECURITIES BEFORE SECURITIES SOLD SHORT — 97.9% (Cost $41,004,235)		56,621,853
SECURITIES SOLD SHORT — (81.8)%
COMMON STOCKS SOLD SHORT — (74.3)%
Aerospace and Defense — (5.1)%
Boeing Co. (The)	(926)	(198,219)
HEICO Corp.	(20,787)	(2,752,199)
		(2,950,418)
Auto Components — (0.3)%
BorgWarner, Inc.	(5,167)	(199,653)
Automobiles — (6.4)%
Ford Motor Co.	(26,990)	(237,242)
Harley-Davidson, Inc.	(6,685)	(245,340)
Tesla, Inc.	(4,554)	(3,213,621)
		(3,696,203)
Banks — (2.5)%
Bank of America Corp.	(5,343)	(161,946)
Bank OZK	(6,165)	(192,780)
Citigroup, Inc.	(3,209)	(197,867)
M&T Bank Corp.	(2,132)	(271,404)
National Bank of Canada	(2,631)	(148,075)
PNC Financial Services Group, Inc. (The)	(1,995)	(297,255)
Regions Financial Corp.	(9,993)	(161,087)
		(1,430,414)
Beverages — (0.8)%
Coca-Cola Co. (The)	(1,930)	(105,841)
Heineken NV	(3,187)	(355,414)
		(461,255)
Biotechnology — (0.2)%
Gilead Sciences, Inc.	(2,490)	(145,067)
Building Products — (1.5)%
Carrier Global Corp.	(7,492)	(282,598)
Daikin Industries Ltd.	(1,300)	(289,532)
Fortune Brands Home & Security, Inc.	(3,553)	(304,563)
		(876,693)
Capital Markets — (1.6)%
FactSet Research Systems, Inc.	(380)	(126,350)
Franklin Resources, Inc.	(12,380)	(309,376)
Morgan Stanley	(4,992)	(342,102)
State Street Corp.	(1,655)	(120,451)
		(898,279)
Chemicals — (0.7)%
Air Products and Chemicals, Inc.	(743)	(203,003)
PPG Industries, Inc.	(1,597)	(230,319)
		(433,322)
Commercial Services and Supplies — (0.7)%
Waste Management, Inc.	(3,484)	(410,868)
Construction Materials — (0.7)%
Vulcan Materials Co.	(2,694)	(399,547)
Consumer Finance — (1.0)%

Discover Financial Services	(6,482)	(586,815)

Containers and Packaging — (0.9)%
International Paper Co.	(10,258)	(510,028)
Diversified Telecommunication Services — (0.5)%
AT&T, Inc.	(9,535)	(274,227)
Electric Utilities — (0.8)%
American Electric Power Co., Inc.	(2,224)	(185,192)
Southern Co. (The)	(4,953)	(304,263)
		(489,455)
Electrical Equipment — (0.2)%
Eaton Corp. plc	(911)	(109,448)
Energy Equipment and Services — (0.3)%
Baker Hughes Co.	(8,788)	(183,230)
Entertainment — (0.4)%
Walt Disney Co. (The)	(1,135)	(205,639)
Equity Real Estate Investment Trusts (REITs) — (1.0)%
Brixmor Property Group, Inc.	(13,389)	(221,588)
SL Green Realty Corp.	(2,719)	(161,998)
Ventas, Inc.	(3,509)	(172,081)
		(555,667)
Food and Staples Retailing — (1.2)%
Kroger Co. (The)	(1,999)	(63,488)
US Foods Holding Corp.	(18,999)	(632,857)
		(696,345)
Food Products — (2.0)%
Campbell Soup Co.	(5,928)	(286,619)
General Mills, Inc.	(8,111)	(476,927)
Hormel Foods Corp.	(1,217)	(56,724)
Lamb Weston Holdings, Inc.	(2,101)	(165,433)
McCormick & Co., Inc.	(1,582)	(151,239)
		(1,136,942)
Gas Utilities — (0.3)%
Southwest Gas Holdings, Inc.	(2,570)	(156,127)
Health Care Equipment and Supplies — (0.9)%
Baxter International, Inc.	(2,999)	(240,640)
Stryker Corp.	(1,194)	(292,578)
		(533,218)
Health Care Providers and Services — (1.7)%
Cardinal Health, Inc.	(4,703)	(251,893)
HCA Healthcare, Inc.	(1,331)	(218,896)
Laboratory Corp. of America Holdings	(1,593)	(324,255)
UnitedHealth Group, Inc.	(563)	(197,433)
		(992,477)
Household Durables — (3.6)%
Lennar Corp., Class A	(24,996)	(1,905,445)
Whirlpool Corp.	(906)	(163,524)
		(2,068,969)
Household Products — (0.9)%
Procter & Gamble Co. (The)	(3,846)	(535,132)
Industrial Conglomerates — (0.2)%
3M Co.	(569)	(99,456)
Insurance — (4.2)%
Allstate Corp. (The)	(2,933)	(322,425)
Aon plc, Class A	(2,436)	(514,654)
Cincinnati Financial Corp.	(1,891)	(165,216)

Prudential Financial, Inc.	(6,725)	(525,021)
Travelers Cos., Inc. (The)	(3,888)	(545,758)
Unum Group	(8,385)	(192,352)
WR Berkley Corp.	(2,186)	(145,194)
		(2,410,620)
Internet and Direct Marketing Retail — (0.6)%
Amazon.com, Inc.	(114)	(371,290)
IT Services — (1.2)%
Mastercard, Inc., Class A	(1,288)	(459,739)
Paychex, Inc.	(2,335)	(217,575)
		(677,314)
Machinery — (7.4)%
AGCO Corp.	(5,151)	(531,017)
Atlas Copco AB, A Shares	(46,992)	(2,403,206)
Caterpillar, Inc.	(4,687)	(853,128)
Kone Oyj, B Shares	(3,591)	(291,408)
Volvo AB, B Shares	(8,397)	(197,601)
		(4,276,360)
Media — (4.3)%
Discovery, Inc., Class A	(13,090)	(393,878)
Fox Corp., Class A	(72,200)	(2,102,464)
		(2,496,342)
Multi-Utilities — (0.5)%
Consolidated Edison, Inc.	(3,871)	(279,757)
Oil, Gas and Consumable Fuels — (6.3)%
Exxon Mobil Corp.	(6,458)	(266,199)
Occidental Petroleum Corp.	(8,540)	(147,827)
Pioneer Natural Resources Co.	(3,194)	(363,765)
Royal Dutch Shell plc, Class A ADR	(76,529)	(2,689,229)
Valero Energy Corp.	(2,686)	(151,947)
		(3,618,967)
Paper and Forest Products — (0.5)%
UPM-Kymmene Oyj	(7,762)	(288,783)
Pharmaceuticals — (1.9)%
AstraZeneca plc, ADR	(3,391)	(169,516)
Bristol-Myers Squibb Co.	(7,786)	(482,966)
Pfizer, Inc.	(5,889)	(216,774)
Sanofi	(2,632)	(254,305)
		(1,123,561)
Road and Rail — (1.7)%
Avis Budget Group, Inc.	(6,695)	(249,723)
CSX Corp.	(6,657)	(604,123)
Werner Enterprises, Inc.	(2,987)	(117,150)
		(970,996)
Semiconductors and Semiconductor Equipment — (7.5)%
Analog Devices, Inc.	(2,937)	(433,883)
Lam Research Corp.	(444)	(209,688)
Microchip Technology, Inc.	(5,990)	(827,279)
Teradyne, Inc.	(23,853)	(2,859,736)
		(4,330,586)
Specialty Retail — (1.6)%
Burlington Stores, Inc.	(890)	(232,779)
Carvana Co.	(989)	(236,905)

Signet Jewelers Ltd.	(8,999)	(245,403)
Tractor Supply Co.	(1,651)	(232,098)
		(947,185)
Trading Companies and Distributors — (0.2)%
SiteOne Landscape Supply, Inc.	(690)	(109,455)
TOTAL COMMON STOCKS SOLD SHORT (Proceeds $27,326,454)		(42,936,110)
EXCHANGE-TRADED FUNDS SOLD SHORT — (7.5)%
Alerian MLP ETF	(7,193)	(184,572)
iShares Russell 1000 Growth ETF	(11,297)	(2,724,159)
SPDR S&P Oil & Gas Exploration & Production ETF	(1,556)	(91,026)
Utilities Select Sector SPDR Fund	(21,870)	(1,371,249)
TOTAL EXCHANGE-TRADED FUNDS SOLD SHORT (Proceeds $3,084,533)		(4,371,006)
TOTAL SECURITIES SOLD SHORT — (81.8)% (Proceeds $30,410,987)		(47,307,116)
OTHER ASSETS AND LIABILITIES(3) — 83.9%		48,498,534
TOTAL NET ASSETS — 100.0%		$57,813,271

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	225	USD	177	Morgan Stanley	3/31/21	—
CAD	354	USD	275	Morgan Stanley	3/31/21	$4
CAD	1,381	USD	1,075	Morgan Stanley	3/31/21	10
CAD	289	USD	227	Morgan Stanley	3/31/21	—
CAD	2,419	USD	1,906	Morgan Stanley	3/31/21	(5)
USD	508	CAD	651	Morgan Stanley	3/31/21	(4)
USD	1,162	CAD	1,490	Morgan Stanley	3/31/21	(9)
USD	51	CAD	66	Morgan Stanley	3/31/21	—
USD	871	CAD	1,115	Morgan Stanley	3/31/21	(5)
USD	156	CAD	199	Morgan Stanley	3/31/21	—
USD	998	CAD	1,275	Morgan Stanley	3/31/21	(4)
CHF	21,929	USD	24,686	Morgan Stanley	3/31/21	147
USD	735,623	CHF	649,831	Morgan Stanley	3/31/21	(251)
EUR	7,289	USD	8,947	Credit Suisse AG	3/31/21	(25)
EUR	15,404	USD	18,899	Credit Suisse AG	3/31/21	(44)
EUR	9,043	USD	11,031	Credit Suisse AG	3/31/21	37
EUR	12,484	USD	15,241	Credit Suisse AG	3/31/21	40
EUR	9,984	USD	12,211	Credit Suisse AG	3/31/21	10
EUR	11,687	USD	14,315	Credit Suisse AG	3/31/21	(11)
USD	67,237	EUR	55,023	Credit Suisse AG	3/31/21	(111)
USD	340,498	EUR	277,301	Credit Suisse AG	3/31/21	1,077
GBP	12,696	USD	16,965	JPMorgan Chase Bank N.A.	3/31/21	406
GBP	233	USD	314	JPMorgan Chase Bank N.A.	3/31/21	4
GBP	11,665	USD	15,749	JPMorgan Chase Bank N.A.	3/31/21	211
GBP	132	USD	178	JPMorgan Chase Bank N.A.	3/31/21	3
USD	14,591	GBP	10,905	JPMorgan Chase Bank N.A.	3/31/21	(330)
USD	17,484	GBP	12,840	JPMorgan Chase Bank N.A.	3/31/21	(84)
USD	273,130	GBP	203,003	JPMorgan Chase Bank N.A.	3/31/21	(4,623)
USD	13,421	GBP	9,846	JPMorgan Chase Bank N.A.	3/31/21	(51)
JPY	596,700	USD	5,777	Bank of America N.A.	3/31/21	8
JPY	773,500	USD	7,473	Bank of America N.A.	3/31/21	25
JPY	24,840,400	USD	239,622	Bank of America N.A.	3/31/21	1,195
USD	9,904	JPY	1,022,125	Bank of America N.A.	3/31/21	(5)
SEK	75,612	USD	9,133	Goldman Sachs & Co.	3/31/21	65
SEK	36,979	USD	4,514	Goldman Sachs & Co.	3/31/21	(16)
SEK	49,080	USD	5,946	UBS AG	3/31/21	24
SEK	40,110	USD	4,857	UBS AG	3/31/21	22
SEK	1,308,734	USD	156,586	UBS AG	3/31/21	2,629
USD	6,246	SEK	51,481	UBS AG	3/31/21	(17)
USD	9,286	SEK	76,646	UBS AG	3/31/21	(39)
USD	1,235	SEK	10,320	UBS AG	3/31/21	(20)
						$263

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EUR	-	Euro
GBP	-	British Pound
JPY	-	Japanese Yen
SEK	-	Swedish Krona
USD	-	United States Dollar
(1)Non-income producing.
(2)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on securities sold short. At the period end, the aggregate value of securities pledged was $10,720,404.
(3)Amount relates primarily to deposits for securities sold short at period end.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate and convertible bonds are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred stocks and convertible preferred stocks with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks
Banks	1,267,510	147,863	—
Beverages	254,779	347,390	—
Chemicals	211,335	225,580	—
Food and Staples Retailing	870,224	63,710	—
Machinery	732,370	2,701,244	—
Paper and Forest Products	—	291,435	—
Trading Companies and Distributors	—	111,760	—
Other Industries	28,295,294	—	—
Convertible Bonds	—	7,833,719	—
Exchange-Traded Funds	4,518,730	—	—
Convertible Preferred Stocks	—	201,780	—
Temporary Cash Investments	3,685	8,543,445	—
	36,153,927	20,467,926	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	5,917	—
Liabilities
Securities Sold Short
Common Stocks
Banks	1,282,339	148,075	—
Beverages	105,841	355,414	—
Building Products	587,161	289,532	—
Machinery	1,384,145	2,892,215	—
Paper and Forest Products	—	288,783	—
Pharmaceuticals	869,256	254,305	—
Other Industries	34,479,044	—	—
Exchange-Traded Funds	4,371,006	—	—
	43,078,792	4,228,324	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	5,654	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.